Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Reconciliation of Denominator Used in Calculation of Basic and Diluted Loss Per Share

A reconciliation of the denominator used in the calculation of basic and diluted loss per share is as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to common stockholders	$(18,859)	$(34,328)	$(48,560)

Denominator:
Weighted-average common shares outstanding—basic	4,699	5,113	11,562
Dilutive effect of share equivalents resulting from stock options, RSUs, nonvested restricted stock, common stock warrant and redeemable convertible preferred shares (as converted)	—	—	—

Weighted-average common shares outstanding-diluted	4,699	5,113	11,562

Net loss per common share, basic and diluted	$(4.01)	$(6.71)	$(4.20)

Schedule of Share Totals with Potentially Dilutive Impact

The following table contains share totals with a potentially dilutive impact (in thousands):

	Year Ended December 31,
	2012	2013	2014
Options to purchase common shares	4,180	4,695	4,588
Common stock warrant	13	13	13
Common stock subject to repurchase	67	—	—
Convertible preferred shares (as converted)	19,530	19,530	—
RSUs	—	858	1,376

Schedule of Rollforward of Company's Allowance for Doubtful Accounts

The following is a rollforward of the Company’s allowance for doubtful accounts (in thousands):

	Balance Beginning of Period	Charged to Costs or Expenses	Deductions(1)	Balance at End of Period
Allowance for doubtful accounts
Year ended December 31, 2012	$61	$384	$(323)	$122
Year ended December 31, 2013	$122	$523	$(470)	$175
Year ended December 31, 2014	$175	$632	$(589)	$218

(1)	Deductions include actual accounts written-off, net of recoveries.

Schedule of Property Plant and Equipment Useful Life

Depreciation is recorded over the following estimated useful lives:

Estimated Useful Life
Computer equipment and purchased software	3 years
Office equipment	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of lease term or useful life

Summary of Capitalized Software Development Costs

Capitalized software development costs consisted of the following (in thousands):

	December 31,
	2013	2014
Gross capitalized software development costs	$9,351	$14,219
Accumulated amortization	(5,872)	(9,786)

Capitalized software development costs, net	$3,479	$4,433